Schedule of key management personnel (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Fee	$ 71,811	$ 101,966
Salaries and other emoluments	162,726	150,056
Defined contribution plans	19,255	20,218
Total	$ 253,792	$ 272,240